Note 6 - Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	September 30, 2016	December 31, 2015

Deferred Tax Asset:
Net Operating Loss	$10,271,000	$10,338,000
Other	166,000	359,000
Total Deferred Tax Asset	10,437,000	10,697,000
Less Valuation Allowance	10,437,000	10,697,000
Net Deferred Income Taxes	$—	$—

	December 31, 2015	December 31, 2014
Deferred Tax Asset:
Net Operating Loss	$10,338,000	$7,919,000
Other	359,000	1,150,000
Total Deferred Tax Asset	10,697,000	9,069,000
Less Valuation Allowance	10,697,000	9,069,000
Net Deferred Income Taxes	$—	$—